UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-131111-04


                 NovaStar Mortgage Funding Trust, Series 2006-MTA1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-131111-02


                   NovaStar Certificates Financing Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   20-5091057
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                  19890-0001
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    1A1           [   ]           [   ]           [ x ]
    2A1A          [   ]           [   ]           [ x ]
    2A1B          [   ]           [   ]           [ x ]
    2A1C          [   ]           [   ]           [ x ]
    X             [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-MTA1, NovaStar Home Equity Loan Asset-Backed Notes, Series 2006-MTA1.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly  Statement  to  Noteholders on  August 25, 2006 is filed as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Certificates Financing Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: September 5, 2006

EXHIBIT INDEX

Exhibit Number       Description
EX-99.1              Monthly Statement to Noteholders



                                  EXHIBIT 99.1
                Novastar Mortgage Funding Trust, Series 2006-MTA1
                                 August 25, 2006


                                Table of Contents
Distribution Report   -----------------------------------------------------   3
Factor Report   -----------------------------------------------------------   4
Available Remittance Amounts   --------------------------------------------   5
Distributions of Principal and Interest   ---------------------------------   7
Pool Balances Detail   ----------------------------------------------------   9
Loans Delinquent   --------------------------------------------------------  10
REO Loans   ---------------------------------------------------------------  13
Prepayments and Realized Losses Detail   ----------------------------------  14
Available Interest Shortfall Detail   -------------------------------------  14
Note Rate   ---------------------------------------------------------------  17
Overcollteralization Detail   ---------------------------------------------  18

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Daniel Stinfil
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5431 / Fax: (212) 623-5930
                      Email: daniel.s.stinfil@jpmorgan.com


                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                          August 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST       TOTAL           LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
IA1      518,700,000.00     511,993,993.69   7,198,407.78   2,464,539.98    9,662,947.76      0.00        0.00       504,795,585.91
IIA1A    331,740,000.00     327,515,682.79   5,448,698.97   1,572,302.72    7,021,001.69      0.00        0.00       322,066,983.82
IIA1B    138,225,000.00     136,467,957.73   2,270,342.64     661,016.67    2,931,359.31      0.00        0.00       134,197,615.09
IIA1C     82,935,000.00      81,881,887.00   1,362,224.09     398,730.67    1,760,954.76      0.00        0.00        80,519,662.91
M1        40,200,000.00      40,300,451.99           0.00     199,369.69      199,369.69      0.00        0.00        40,300,451.99
M2        19,200,000.00      19,248,151.38           0.00      95,553.70       95,553.70      0.00        0.00        19,248,151.38
M3        11,400,000.00      11,428,693.38           0.00      56,932.35       56,932.35      0.00        0.00        11,428,693.38
M4         9,600,000.00       9,624,598.62           0.00      48,773.99       48,773.99      0.00        0.00         9,624,598.62
M5         6,600,000.00       6,617,061.35           0.00      33,817.78       33,817.78      0.00        0.00         6,617,061.35
M6         6,000,000.00       6,015,646.50           0.00      31,003.14       31,003.14      0.00        0.00         6,015,646.50
M7         6,000,000.00       6,015,782.68           0.00      31,262.85       31,262.85      0.00        0.00         6,015,782.68
M8         6,000,000.00       6,017,553.03           0.00      34,640.21       34,640.21      0.00        0.00         6,017,553.03
M9         6,000,000.00       6,018,778.66           0.00      36,979.54       36,979.54      0.00        0.00         6,018,778.66
M10        6,000,000.00       6,018,778.66           0.00      36,979.54       36,979.54      0.00        0.00         6,018,778.66
TRUST_CERT         0.00               0.00           0.00           0.00            0.00      0.00        0.00                 0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS 1,188,600,000.00   1,175,165,017.46  16,279,673.48   5,701,902.83   21,981,576.31      0.00        0.00     1,158,885,343.98
-----------------------------------------------------------------------------------------------------------------------------------
X      1,061,223,414.00   1,047,788,431.45           0.00     960,472.73      960,472.73      0.00        0.00     1,031,508,757.96
C         11,400,000.00      11,400,000.00           0.00     314,044.28      314,044.28      0.00        0.00        11,400,000.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            NOTE
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
IA1       66988UAA8      987.07151280      13.87778635      4.75137841    18.62916476       973.19372645           5.590000%
IIA1A     66988UAB6      987.26618071      16.42460653      4.73956327    21.16416980       970.84157419           5.575000%
IIA1B     66988UAC4      987.28853485      16.42497841      4.78217884    21.20715724       970.86355645           5.625000%
IIA1C     66988UAD2      987.30194731      16.42520154      4.80774908    21.23295062       970.87674577           5.655000%
M1        66988UAF7    1,002.49880572       0.00000000      4.95944503     4.95944503     1,002.49880572           5.745000%
M2        66988UAG5    1,002.50788438       0.00000000      4.97675521     4.97675521     1,002.50788438           5.765000%
M3        66988UAH3    1,002.51696316       0.00000000      4.99406579     4.99406579     1,002.51696316           5.785000%
M4        66988UAJ9    1,002.56235625       0.00000000      5.08062396     5.08062396     1,002.56235625           5.885000%
M5        66988UAK6    1,002.58505303       0.00000000      5.12390606     5.12390606     1,002.58505303           5.935000%
M6        66988UAL4    1,002.60775000       0.00000000      5.16719000     5.16719000     1,002.60775000           5.985000%
M7        66988UAM2    1,002.63044667       0.00000000      5.21047500     5.21047500     1,002.63044667           6.035000%
M8        66988UAN0    1,002.92550500       0.00000000      5.77336833     5.77336833     1,002.92550500           6.685000%
M9        66988UAP5    1,003.12977667       0.00000000      6.16325667     6.16325667     1,003.12977667           7.135000%
M10       66988UAQ3    1,003.12977667       0.00000000      6.16325667     6.16325667     1,003.12977667           7.135000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   988.69680082      13.69651143      4.79715870    18.49367013       975.00028940
-----------------------------------------------------------------------------------------------------------------------------------
X         66988UAE0      987.34009976       0.00000000      0.90506176     0.90506176       971.99962265           1.100000%
C         66988UAR1    1,000.00000000       0.00000000     27.54774386    27.54774386     1,000.00000000          33.057293%
-----------------------------------------------------------------------------------------------------------------------------------

                                        NovaStar Mortgage Funding Trust, Series 2006-MTA1
                                                          August 25, 2006

Available Funds - Group I                                                                          10,618,734.93
Available Funds - Group II                                                                         12,637,358.42

Collateral Principal Detail

Group I Scheduled Principal                                                                                 0.00
Group I Prepayments in Full                                                                         8,082,464.43
Group I Curtailments                                                                                  618,813.46
Group I Net Liquidation Proceeds                                                                            0.00
Group I Realized Losses                                                                                     0.00
Group I Negative Amortization                                                                       1,502,870.11

Group II Scheduled Principal                                                                                0.00
Group II Prepayments in Full                                                                       10,529,584.79
Group II Curtailments                                                                                 289,021.35
Group II Net Liquidation Proceeds                                                                           0.00
Group II Realized Losses                                                                                    0.00
Group II Negative Amortization                                                                      1,737,340.43

Total Scheduled Principal                                                                                   0.00
Total Prepayments in Full                                                                          18,612,049.22
Total Curtailments                                                                                    652,665.41
Total Net Liquidation Proceeds                                                                              0.00
Total Realized Losses                                                                                       0.00
Total Negative Amortization                                                                         3,240,210.54
Collateral Interest Detail

Group I Gross Interest                                                                              3,087,713.94
Group I Servicing Fee                                                                                 174,872.64
Group I Custodian Fee                                                                                     353.40
Group I Trustee Fee                                                                                     1,674.78
Group I MI Premium                                                                                     11,796.99

Group II Gross Interest                                                                             3,501,334.06
Group II Servicing Fee                                                                                176,189.63
Group II Custodian Fee                                                                                    198.40
Group II Trustee Fee                                                                                    1,786.04
Group II MI Premium                                                                                     2,539.89

Total Gross Interest                                                                                6,589,048.00
Total Servicing Fee                                                                                   327,433.89
Total Custodian Fee                                                                                       551.80
Total Trustee Fee                                                                                       3,460.81
Total MI Premium                                                                                       14,336.88

Distributions of Principal

Class A-1A                                                                                          7,198,407.78
Class A-2A                                                                                          5,448,698.97
Class A-2B                                                                                          2,270,342.64
Class A-2C                                                                                          1,362,224.09
Class M-1                                                                                                   0.00
Class M-4                                                                                                   0.00
Class M-5                                                                                                   0.00
Class M-6                                                                                                   0.00
Class M-2                                                                                                   0.00
Class M-3                                                                                                   0.00
Class M7                                                                                                    0.00
Class M8                                                                                                    0.00
Class M9                                                                                                    0.00
Class M10                                                                                                   0.00

Accrued Note Interest

Class A-1A                                                                                          2,291,303.85
Class A-2A                                                                                          1,465,716.30
Class A-2b                                                                                            610,728.95
Class A-2C                                                                                            366,442.35
Class M-1                                                                                             180,354.81
Class M-2                                                                                              86,140.39
Class M-3                                                                                              51,146.32
Class M-4                                                                                              43,072.54
Class M-5                                                                                              29,613.04
Class M-6                                                                                              26,921.55
Class M-7                                                                                              26,922.16
Class M-8                                                                                              26,930.09
Class M-9                                                                                              26,935.57
Class M-10                                                                                             26,935.57

Distributions of Interest

Class A-1A                                                                                          2,464,539.98
Class A-2A                                                                                          1,572,302.72
Class A-2b                                                                                            661,016.67
Class A-2C                                                                                            398,730.67
Class M-1                                                                                             199,369.69
Class M-2                                                                                              95,553.70
Class M-3                                                                                              56,932.35
Class M-4                                                                                              48,773.99
Class M-5                                                                                              33,817.78
Class M-6                                                                                              31,003.14
Class M-7                                                                                              31,262.85
Class M-8                                                                                              34,640.21
Class M-9                                                                                              36,979.54
Class M-10                                                                                             36,979.54

Unpaid Interest Shortfall Amounts

Unpaid Interest Shortfall - A-1A                                                                            0.00
Unpaid Interest Shortfall - A-2A                                                                            0.00
Unpaid Interest Shortfall - A-2B                                                                            0.00
Unpaid Interest Shortfall - A-2C                                                                            0.00
Unpaid Interest Shortfall - M-1                                                                             0.00
Unpaid Interest Shortfall - M-2                                                                             0.00
Unpaid Interest Shortfall - M-3                                                                             0.00
Unpaid Interest Shortfall - M-4                                                                             0.00
Unpaid Interest Shortfall - M-5                                                                             0.00
Unpaid Interest Shortfall - M-6                                                                             0.00
Unpaid Interest Shortfall - M7                                                                              0.00
Unpaid Interest Shortfall - M8                                                                              0.00
Unpaid Interest Shortfall - M9                                                                              0.00
Unpaid Interest Shortfall - M10                                                                             0.00

Pool Balances

Group I Beginning Pool Balance                                                                    483,395,001.67
Group I Ending Pool Balance                                                                       476,196,593.89
Group II Beginning Pool Balance                                                                   564,393,430.71
Group II Ending Pool Balance                                                                      555,312,165.00
Total Beginning Pool Balance                                                                    1,047,788,432.38
Total Ending Pool Balance                                                                       1,031,508,758.89

Mortgage Loan Information as of Determination Date

Number of Mortgage Loans                                                                                   2,707
Aggregate Principal Balance of Mortgage Loans                                                   1,031,508,758.89
Beginning Weighted Average Mortgage Rate                                                                 7.1232%
Remaining Weighted Average Maturity                                                                       371.44

Group I Number of Subsequent Mortgage Loans Added during Prepayment Period                                     0
Group I Balance of Subsequent Mortgage Loans Added during Prepayment Period                                 0.00
Group II Number of Subsequent Mortgage Loans Added during Prepayment Period                                    0
Group II Balance of Subsequent Mortgage Loans Added during Prepayment Period                                0.00

Total Balance of Pre-Funding Account                                                              138,776,585.08
Group I  Balance of Pre-Funding Account                                                            90,813,688.21
Group II Balance of Pre-Funding Account                                                            47,962,896.87
Interest Earned on Pre-Funding Amount                                                                 609,500.76

Loans Delinquent
Contractual Delinquency - Group I
Balance of 0-30 Days                                                                              471,480,634.49
Number of 0-30 Days                                                                                        1,718
Balance of 30-59 Days                                                                               4,176,746.32
Number of 30-59 Days                                                                                          15
Balance of 60-89 Days                                                                                 594,239.74
Number of 60-89 Days                                                                                           1
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Contractual Bankruptcy - Group I
Balance of 0-30 Days                                                                                        0.00
Number of 0-30 Days                                                                                            0
Balance of 30-59 Days                                                                                       0.00
Number of 30-59 Days                                                                                           0
Balance of 60-89 Days                                                                                       0.00
Number of 60-89 Days                                                                                           0
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Legal Delinquency - Group I
Balance of 0-30 Days                                                                              471,480,634.49
Number of 0-30 Days                                                                                        1,718
Balance of 30-59 Days                                                                               4,176,746.32
Number of 30-59 Days                                                                                          15
Balance of 60-89 Days                                                                                 594,239.74
Number of 60-89 Days                                                                                           1
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Legal Bankruptcy - Group I
Balance of 0-30 Days                                                                                        0.00
Number of 0-30 Days                                                                                            0
Balance of 30-59 Days                                                                                       0.00
Number of 30-59 Days                                                                                           0
Balance of 60-89 Days                                                                                       0.00
Number of 60-89 Days                                                                                           0
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Loans in Foreclosure - Group I
Balance of 0-30 Days                                                                                        0.00
Number of 0-30 Days                                                                                            0
Balance of 30-59 Days                                                                                       0.00
Number of 30-59 Days                                                                                           0
Balance of 60-89 Days                                                                                 201,405.84
Number of 60-89 Days                                                                                           1
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Contractual Delinquency - Group II
Balance of 0-30 Days                                                                              549,434,010.82
Number of 0-30 Days                                                                                          961
Balance of 30-59 Days                                                                               4,530,866.99
Number of 30-59 Days                                                                                           8
Balance of 60-89 Days                                                                                 874,898.68
Number of 60-89 Days                                                                                           2
Balance of 90+ Days                                                                                   474,715.55
Number of 90+ Days                                                                                             1

Contractual Bankruptcy - Group II
Balance of 0-30 Days                                                                                        0.00
Number of 0-30 Days                                                                                            0
Balance of 30-59 Days                                                                                       0.00
Number of 30-59 Days                                                                                           0
Balance of 60-89 Days                                                                                       0.00
Number of 60-89 Days                                                                                           0
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Legal Delinquency - Group II
Balance of 0-30 Days                                                                              549,434,010.82
Number of 0-30 Days                                                                                          961
Balance of 30-59 Days                                                                               4,530,866.99
Number of 30-59 Days                                                                                           8
Balance of 60-89 Days                                                                                 874,898.68
Number of 60-89 Days                                                                                           2
Balance of 90+ Days                                                                                   474,715.55
Number of 90+ Days                                                                                             1

Legal Bankruptcy - Group II
Balance of 0-30 Days                                                                                        0.00
Number of 0-30 Days                                                                                            0
Balance of 30-59 Days                                                                                       0.00
Number of 30-59 Days                                                                                           0
Balance of 60-89 Days                                                                                       0.00
Number of 60-89 Days                                                                                           0
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Loans in Foreclosure - Group II                                                                             0.00
Balance of 0-30 Days                                                                                        0.00
Number of 0-30 Days                                                                                            0
Balance of 30-59 Days                                                                                       0.00
Number of 30-59 Days                                                                                           0
Balance of 60-89 Days                                                                                       0.00
Number of 60-89 Days                                                                                           0
Balance of 90+ Days                                                                                         0.00
Number of 90+ Days                                                                                             0

Loans in REO
REO Loans
Group Number     Number of Loans  Principal Balance    Percentage
      1                 0               0.00             0.00%
      2                 0               0.00             0.00%


Principal Prepayments

Group I Prepayments                                                                                 8,082,464.43
Group II Prepayments                                                                               10,529,584.79

Realized Losses

Group I Liquidated Loan Balance                                                                             0.00
Group I Net Liquidation Proceeds                                                                            0.00
Group I Current Period Realized Losses                                                                      0.00
Group I Recoveries of Prior Losses                                                                          0.00
Group I Subsequent Losses                                                                                   0.00

Group I Cumulative Liquidated Loan Balance                                                                  0.00
Group I Cumulative Net Liquidation Proceeds                                                                 0.00
Group I Cumulative Recoveries of Prior Losses                                                               0.00
Group I Cumulative Subsequent Losses                                                                        0.00
Group I Cumulative Realized Losses                                                                          0.00

Group II Liquidated Loan Balance                                                                            0.00
Group II Net Liquidation Proceeds                                                                           0.00
Group II Current Period Realized Losses                                                                     0.00
Group II Recoveries of Prior Losses                                                                         0.00
Group II Subsequent Losses                                                                                  0.00

Group II Cumulative Liquidated Loan Balance                                                                 0.00
Group II Cumulative Net Liquidation Proceeds                                                                0.00
Group II Cumulative Recoveries of Prior Losses                                                              0.00
Group II Cumulative Subsequent Losses                                                                       0.00
Group II Cumulative Realized Losses                                                                         0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                  0.00

Credit Enhancement Percentage                                                                             10.85%

Available Funds Cap Shortfall Amount

Current Period Available Funds Cap Shortfall Amount - A-1A                                            173,236.13
Current Period Available Funds Cap Shortfall Amount - A-2A                                            106,586.42
Current Period Available Funds Cap Shortfall Amount - A-2B                                             50,287.72
Current Period Available Funds Cap Shortfall Amount - A-2C                                             32,288.32
Current Period Available Funds Cap Shortfall Amount - M-1                                              19,014.88
Current Period Available Funds Cap Shortfall Amount - M-2                                               9,413.31
Current Period Available Funds Cap Shortfall Amount - M-3                                               5,786.03
Current Period Available Funds Cap Shortfall Amount - M-4                                               5,701.45
Current Period Available Funds Cap Shortfall Amount - M-5                                               4,204.74
Current Period Available Funds Cap Shortfall Amount - M-6                                               4,081.58
Current Period Available Funds Cap Shortfall Amount - M7                                                4,340.69
Current Period Available Funds Cap Shortfall Amount - M8                                                7,710.12
Current Period Available Funds Cap Shortfall Amount - M9                                               10,043.97
Current Period Available Funds Cap Shortfall Amount - M10                                              10,043.97

Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                         173,236.13
Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                         106,586.42
Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                          50,287.72
Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                          32,288.32
Available Funds Cap Shortfall Amount Repaid This Period- M-1                                           19,014.88
Available Funds Cap Shortfall Amount Repaid This Period- M-2                                            9,413.31
Available Funds Cap Shortfall Amount Repaid This Period- M-3                                            5,786.03
Available Funds Cap Shortfall Amount Repaid This Period- M-4                                            5,701.45
Available Funds Cap Shortfall Amount Repaid This Period- M-5                                            4,204.74
Available Funds Cap Shortfall Amount Repaid This Period- M-6                                            4,081.58
Available Funds Cap Shortfall Amount Repaid This Period- M7                                             4,340.69
Available Funds Cap Shortfall Amount Repaid This Period- M8                                             7,710.12
Available Funds Cap Shortfall Amount Repaid This Period- M9                                            10,043.97
Available Funds Cap Shortfall Amount Repaid This Period- M10                                           10,043.97

Remaining Available Funds Cap Shortfall Amount - A-1A                                                       0.00
Remaining Available Funds Cap Shortfall Amount - A-2A                                                       0.00
Remaining Available Funds Cap Shortfall Amount - A-2B                                                       0.00
Remaining Available Funds Cap Shortfall Amount - A-2C                                                       0.00
Remaining Available Funds Cap Shortfall Amount - M-1                                                        0.00
Remaining Available Funds Cap Shortfall Amount - M-2                                                        0.00
Remaining Available Funds Cap Shortfall Amount - M-3                                                        0.00
Remaining Available Funds Cap Shortfall Amount - M-4                                                        0.00
Remaining Available Funds Cap Shortfall Amount - M-5                                                        0.00
Remaining Available Funds Cap Shortfall Amount - M-6                                                        0.00
Remaining Available Funds Cap Shortfall Amount - M7                                                         0.00
Remaining Available Funds Cap Shortfall Amount - M8                                                         0.00
Remaining Available Funds Cap Shortfall Amount - M9                                                         0.00
Remaining Available Funds Cap Shortfall Amount - M10                                                        0.00

Note Rates

Note Rate - A-1A                                                                                         5.5900%
Note Rate - A-2A                                                                                         5.5750%
Note Rate - A-2B                                                                                         5.6250%
Note Rate - A-2C                                                                                         5.6550%
Note Rate - M-1                                                                                          5.7450%
Note Rate - M-2                                                                                          5.7650%
Note Rate - M-3                                                                                          5.7850%
Note Rate - M-4                                                                                          5.8850%
Note Rate - M-5                                                                                          5.9350%
Note Rate - M-6                                                                                          5.9850%
Note Rate - M7                                                                                           6.0350%
Note Rate - M8                                                                                           6.6850%
Note Rate - M9                                                                                           7.1350%
Note Rate - M10                                                                                          7.1350%

Next Note Rate - A-1A                                                                                    5.5294%
Next Note Rate - A-2A                                                                                    5.5144%
Next Note Rate - A-2B                                                                                    5.5644%
Next Note Rate - A-2C                                                                                    5.5944%
Next Note Rate - M-1                                                                                     5.6844%
Next Note Rate - M-2                                                                                     5.7044%
Next Note Rate - M-3                                                                                     5.7244%
Next Note Rate - M-4                                                                                     5.8244%
Next Note Rate - M-5                                                                                     5.8744%
Next Note Rate - M-6                                                                                     5.9244%
Next Note Rate - M-7                                                                                     5.9744%
Next Note Rate - M-8                                                                                     6.6244%
Next Note Rate - M-9                                                                                     7.0744%
Next Note Rate - M-10                                                                                    7.0744%

Underwritten Noteholders Principal Balance                                                      1,158,885,343.97

Overcollateralization Amounts

Required Overcollateralization Amount                                                              11,400,000.00
Overcollateralization Amount                                                                       11,400,000.00

Excess Cashflow                                                                                       756,783.63

Mortgage Insurance

MI Premiums                                                                                            14,336.88
Insurance Proceeds                                                                                          0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.